SUBSEQUENT EVENTS (Detail Textuals)	1 Months Ended
	Mar. 30, 2015	Mar. 27, 2015 USD ($)	Mar. 26, 2015 $ / shares shares	Mar. 17, 2015 USD ($)	Jan. 30, 2015 USD ($)
Subsequent Event [Line Items]
Loan principal amount					$ 1,000,000
Interest rate per annum					8.00%
Secured Convertible Promissory Note | Edmond Walters
Subsequent Event [Line Items]
Loan principal amount				$ 500,000
Subsequent Event | Secured Convertible Promissory Note
Subsequent Event [Line Items]
Percentage of issue of note on converted basis	0.05
Subsequent Event | Secured Convertible Promissory Note | Edmond Walters
Subsequent Event [Line Items]
Loan principal amount				$ 500,000
Subsequent Event | Secured Convertible Promissory Note | Purchase agreement | Co-Investment pursuant
Subsequent Event [Line Items]
Loan principal amount					$ 1,000,000
Interest rate per annum					8.00%
Subsequent Event | Secured Convertible Promissory Note | Second Note Purchase Agreement | Co-Investment pursuant
Subsequent Event [Line Items]
Loan principal amount		$ 1,000,000
Subsequent Event | Warrants
Subsequent Event [Line Items]
Number of common stock shares called by warrants | shares			7,380,000
Exercise price of warrants (in dollars per share) | $ / shares			$ 0.15